Risk Management (Details) - Schedule of Market Risk Exposure - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Market risk – trading protfolio
Exposure to rate risk	$ 459,161	$ 371,203
Exposure to currency risk	13,931	9,130
Interest rate option risk	0	0
Currency option risk	4,284	3,167
Total exposure of trading portfolio	477,376	383,500
Book value, assets	596,720	479,374
Subtotal	1,074,096	862,874
Limit = Regulatory capital	6,961,316	6,978,733
Available margin	5,887,220	6,115,859
Market risk – short-term financial management portfolio
Short Term Exposure to Interest Rate Risk	95,219	97,410
Exposure to Inflation Risk	149,306	161,222
Short-term exposure of financial management portfolio	244,525	258,632
Limit = 35% net (net income from interest and readjustments + interest rates sensitive commissions)	909,152	575,483
Available margin	664,627	316,851
Market risk – long-term financial management portfolio
Long Term Exposure to Interest Rate Risk	697,405	1,057,637
Limit = 35% Regulatory capital	2,436,461	2,442,556
Available margin	$ 1,739,056	$ 1,384,919
Percentage of RWA	10.00%	10.00%
Percentage of (net income from interest and readjustments + interest rates sensitive commissions)	35.00%	35.00%
Percentage of Regulatory capital	35.00%	35.00%